NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 28, 2014
NET LOSS PER SHARE [Abstract]
Schedule of Reconcilation of Basic and Diluted Earnings per Share

The following table illustrates the dilutive impact on net loss per share including the effect of outstanding options and warrants:

	Year Ended
	February 28, 2014	February 28, 2013

Basic Net loss per share
Net loss applicable to shareholders	(34,242)	(54,749)
Weighted average number of shares outstanding	41,438,383	37,495,818

Net Loss per share	$(0.83)	$(1.46)

Diluted Net Loss per share
Net Loss	(34,242)	(54,749)
Weighted average number of shares outstanding	41,438,383	37,495,818
Dilutive effect of warrants	-	-
Dilutive effect of stock options	-	-
Adjusted weighted average number of shares outstanding	41,438,383	37,495,818

Net Loss per share	$(0.83)	$(1.46)